Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,025,987	$ 1,784,009
Accounts receivable, net	199,954	135,272
Inventory	116,217	47,164
Prepaid expenses and other current assets	128,975	67,780
Total current assets	1,471,133	2,034,225
License agreement, net	271,143	293,643
Property and equipment, net	56,677	116,669
Intangible asset, net	202,264	205,529
Right-of-use assets, net	605,289	772,385
Deferred offering costs	1,507,794
Other assets	23,057	161,957
Total assets	4,137,357	3,584,408
Current liabilities:
Accounts payable	868,545	372,303
Accrued liabilities	785,784	346,622
Deferred revenue	414,871	470,451
Derivative liability	143,382
Convertible note	74,611
Operating lease liability – current	175,948	165,702
Total current liabilities	2,463,141	1,355,078
Long-term liabilities:
Convertible notes payable, net	619,355
Deferred revenue – long-term	41,816	50,000
Derivative liabilities – long-term	543,545
Operating lease liability – long term	488,725	673,848
Total long-term liabilities	1,693,441	723,848
Total liabilities	4,156,582	2,078,926
Commitments and contingencies (Note 8)
Stockholders’ equity:
Common stock, $0.01 par value; 50,000,000 authorized; 5,442,249 and 4,823,125 shares issued and outstanding as of December 31, 2025 and 2024, respectively	54,422	48,231
Subscription receivable		(28,734)
Additional paid-in capital	33,126,398	30,947,601
Accumulated deficit	(33,247,219)	(29,508,398)
Total stockholders’ (deficit) equity	(19,225)	1,505,482
Total liabilities and stockholders’ equity	4,137,357	3,584,408
Series D preferred stock
Stockholders’ equity:
Preferred stock value	1,016	624
Series C preferred stock
Stockholders’ equity:
Preferred stock value	12,040	12,040
Series B preferred stock
Stockholders’ equity:
Preferred stock value	14,715	14,715
Series A-2 preferred stock
Stockholders’ equity:
Preferred stock value	4,424	4,424
Series A-1 preferred stock
Stockholders’ equity:
Preferred stock value	6,515	6,515
Series A preferred stock
Stockholders’ equity:
Preferred stock value	$ 8,464	$ 8,464